CONVERTIBLE DEBENTURES (Narrative) (Details) - CAD ($)	1 Months Ended						12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Nov. 30, 2018	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures								$ 988,000	$ 966,300
Cash debt issuance costs								128,440
Deferred tax liabilities							$ 989,191	1,431,615
Current interest payable							650,278	357,913
Loss on extinguishment of debt							$ 0	393,026	0
June 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures						$ 1,000,000
Term of convertible debentues						one year
Borrowings, interest rate						1.00%
Conversion price per share					$ 0.10	$ 0.20
Cash debt issuance costs						$ 76,791
June 2018 [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Number of warrants issued					5,000,000	5,000,000
Exercise price					$ 0.125	$ 0.25
Warrants term						1 year
Expiry date of warrants					Nov. 13, 2019
November 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures					$ 500,000
Term of convertible debentues					seven months
Borrowings, interest rate					1.00%
Conversion price per share					$ 0.10
Cash debt issuance costs					$ 46,295
Estimated rate for conversion feature					17.00%		25.00%
Equity component of convertible debt									53,583
Transaction costs									4,397
Deferred tax liabilities									46,513
November 2018 [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Number of warrants issued					5,000,000
Exercise price					$ 0.125
Warrants term					1 year
June 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Exercise price				$ 0.09
Expiry date of warrants				Nov. 13, 2020
Equity component of convertible debt				$ 2,673
Repayment of convertible debt				750,000
Loss on extinguishment of debt				572,222
Fair value of warrants				$ 287,623
June 2019 [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Number of warrants issued				15,000,000
Exercise price				$ 0.09
Fair value of warrants				$ 287,272
Repurchase Price of Amended Warrants and New Warrants				$ 300,000
September 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of penalty on outstanding principal			10.00%
Penalty on convertible debentures								$ 75,000
December 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of penalty on outstanding principal								1.00%
Additional percentage penalty on outstanding principal								2.00%
Penalty on convertible debentures								$ 7,500
March 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Number of share issued to existing lenders for extension of financing terms		714,286
Common shares issued							714,286
Fair value of common shares							$ 24,286
June 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debt	$ 745,000
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense							19,280	127,500	$ 71,836
Current interest payable								15,000
Repayment of convertible debt							$ 745,000	$ 750,000